Segment Information (Schedule of Total Assets from Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total Assets	¥ 9,185,629	¥ 8,964,464	¥ 9,403,709
Depreciation and Amortization	497,769	557,762	656,923
Impairment Losses for Long-Lived Assets	35,170	25,196	128,400
Capital Investment for Long-Lived Assets	700,029	723,911	964,421
Information & Telecommunication Systems [Member]
Total Assets	1,289,099	1,261,016	1,468,481
Depreciation and Amortization	76,082	80,589	113,780
Impairment Losses for Long-Lived Assets	473	353	15,752
Capital Investment for Long-Lived Assets	79,907	65,976	91,665
Power Systems [Member]
Total Assets	919,676	1,067,072	1,026,637
Depreciation and Amortization	20,239	24,386	23,032
Impairment Losses for Long-Lived Assets		136	82
Capital Investment for Long-Lived Assets	12,163	34,704	31,155
Social Infrastructure & Industrial Systems [Member]
Total Assets	1,033,110	971,743	1,098,712
Depreciation and Amortization	27,941	32,383	31,806
Impairment Losses for Long-Lived Assets	767	715	3,609
Capital Investment for Long-Lived Assets	24,729	32,005	46,716
Electronic Systems & Equipment [Member]
Total Assets	867,741	820,700	829,126
Depreciation and Amortization	19,154	21,598	15,827
Impairment Losses for Long-Lived Assets	4,605	624	961
Capital Investment for Long-Lived Assets	20,874	15,728	17,894
Construction Machinery [Member]
Total Assets	1,000,793	927,482	840,693
Depreciation and Amortization	42,606	41,807	38,534
Impairment Losses for Long-Lived Assets	3	119
Capital Investment for Long-Lived Assets	40,689	73,874	76,651
High Functional Materials & Components [Member]
Total Assets	1,267,001	1,264,372	1,232,271
Depreciation and Amortization	75,371	85,092	88,280
Impairment Losses for Long-Lived Assets	10,956	2,117	12,888
Capital Investment for Long-Lived Assets	66,795	55,038	112,595
Automotive Systems [Member]
Total Assets	451,382	459,183	450,966
Depreciation and Amortization	32,768	41,137	43,853
Impairment Losses for Long-Lived Assets	191	175	29,240
Capital Investment for Long-Lived Assets	21,612	19,261	47,442
Components & Devices [Member]
Total Assets	592,992	585,999	640,824
Depreciation and Amortization	55,984	65,730	85,760
Impairment Losses for Long-Lived Assets	16,561	18,611	12,022
Capital Investment for Long-Lived Assets	60,150	41,240	63,582
Digital Media & Consumer Products [Member]
Total Assets	434,397	521,591	570,935
Depreciation and Amortization	27,149	34,567	45,632
Impairment Losses for Long-Lived Assets	951	845	51,695
Capital Investment for Long-Lived Assets	19,487	20,399	31,446
Financial Services [Member]
Total Assets	1,937,643	1,789,409	1,914,863
Depreciation and Amortization	75,076	81,049	118,642
Impairment Losses for Long-Lived Assets	368		1,499
Capital Investment for Long-Lived Assets	330,292	351,298	422,805
Other [Member]
Total Assets	1,344,356	1,374,882	1,612,556
Depreciation and Amortization	37,590	42,954	45,012
Impairment Losses for Long-Lived Assets	295	1,501	652
Capital Investment for Long-Lived Assets	43,952	34,768	46,027
Subtotal [Member]
Total Assets	11,138,190	11,043,449	11,686,064
Depreciation and Amortization	489,960	551,292	650,158
Impairment Losses for Long-Lived Assets	35,170	25,196	128,400
Capital Investment for Long-Lived Assets	720,650	744,291	987,978
Eliminations & Corporate Items [Member]
Total Assets	(1,952,561)	(2,078,985)	(2,282,355)
Depreciation and Amortization	7,809	6,470	6,765
Impairment Losses for Long-Lived Assets
Capital Investment for Long-Lived Assets	¥ (20,621)	¥ (20,380)	¥ (23,557)